UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22486

 NAME OF REGISTRANT:                     GPS Funds II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2300 Contra Costa Blvd.,
                                         Suite 600
                                         Pleasant Hill, CA 94523

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Christine Villas-Chernak
                                         2300 Contra Costa Blvd.,
                                         Suite 600
                                         Pleasant Hill, CA 94523

 REGISTRANT'S TELEPHONE NUMBER:          925-521-2244

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


GuideMark Global Real Return Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


GuideMark Opportunistic Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


GuidePath Absolute Return Asset Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


GuidePath Strategic Asset Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


GuidePath Tactical Constrained Asset Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


GuidePath Tactical Unconstrained Asset Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         GPS Funds II
By (Signature)       /s/ Carrie E. Hansen
Name                 Carrie E. Hansen
Title                President
Date                 08/31/2011